Note 6 - Significant Alliances and Related Parties (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Significant Alliances and Related Parties [Abstract]
Significant Alliances and Related Parties

6. Significant Alliances and Related Parties

Roswell Park Cancer Institute

The Company has entered into several agreements with Roswell Park Cancer Institute ("RPCI"), including: various sponsored research agreements, an exclusive license agreement and clinical trial agreements for the conduct of the Phase 1 entolimod oncology study and the Phase 1 Curaxin CBL0137 ("Curaxin") intravenous administration study. Additionally, the Company’s Chief Scientific Officer, or CSO, Dr. Andrei Gudkov, is the Senior Vice President of Research Technology and Innovation at RPCI. The Company incurred $0 and $1,197, and $9,367 and $67,318 in research and development expense to RPCI for the three and nine months ended September 30, 2020 and 2019, respectively.

The Cleveland Clinic

CBLI has entered into an exclusive license agreement with The Cleveland Clinic pursuant to which CBLI was granted an exclusive license to The Cleveland Clinic’s research base underlying our therapeutic platform and certain product candidates licensed to Panacela. CBLI has the primary responsibility to fund all newly developed patents. However, The Cleveland Clinic retains ownership of those patents covered by the agreement. CBLI also agreed to use commercially diligent efforts to bring one or more products to market as soon as practical, consistent with sound and reasonable business practices and judgments. On August 6, 2018, CBLI sublicensed the intellectual property underlying entolimod's composition that CBLI licenses from The Cleveland Clinic to GPI. There were no milestone or royalty payments paid to The Cleveland Clinic during the three and nine months ended September 30, 2020 and 2019.  The Company incurred $0 and $0, and $0 and $30,710 in research and development expense to The Cleveland Clinic during the three and nine months ended September 30, 2020 and 2019, respectively.

Buffalo BioLabs and Incuron

Our CSO, Dr. Andrei Gudkov, has business relationships with Buffalo BioLabs, LLC ("BBL"), where Dr. Gudkov was a founder and currently serves as its uncompensated Principal Scientific Advisor. The Company recognized $0 and $0, and $129 and $129 in research and development expense to BBL for the three and nine months ended September 30, 2020 and 2019, respectively. The Company also recognized $0 and $0, and $0 and $20,808 from BBL as sublease and other income for the three and nine months ended September 30, 2020 and September 30, 2019, respectively. Pursuant to our real estate sublease and equipment lease with BBL, the Company had gross accounts receivables of $6,285 and $219,108, and net accounts receivables of $0 and $16,957 from BBL at September 30, 2020 and 2019, respectively.

Dr. Gudkov is also an uncompensated member of the board of directors for Incuron. Pursuant to master service and development agreements we have with Incuron, the Company performs various research, business development, clinical advisory, and management services for Incuron. The Company recognized revenue of $0 and $49,357, and $26,928 and $295,958 for the three and nine months ended September 30, 2020 and 2019, respectively. In addition, the Company recognized $0 and $0, and $0 and $2,268 from Incuron for sublease and other income for the three and nine months ended September 30, 2020 and 2019, respectively. Pursuant to these agreements, the Company had accounts receivable of $130,000 and $32,512 from Incuron at September 30, 2020 and 2019, respectively.

Genome Protection

GPI incurred $13,440 and $40,320, and $54,700 and $149,550 in consultant expenses with members of the Company's Board of Directors and management team during the three and nine months ended September 30, 2020 and 2019, respectively. The Company also recognized $0 and $0, and $1,178 and $4,209 in sublease and other income from GPI during the three and nine months ended September 30, 2020 and 2019, respectively.

6. Significant Alliances and Related Parties

Roswell Park Cancer Institute

The Company has entered into several agreements with Roswell Park Cancer Institute ("RPCI"), including: various sponsored research agreements, an exclusive license agreement and clinical trial agreements for the conduct of the Phase 1 entolimod oncology study and the Phase 1 CBL0137 intravenous administration study. Additionally, the Company’s Chief Scientific Officer, Dr. Andrei Gudkov, is the Senior Vice President of Basic Research at RPCI.

The Company incurred $67,551 and $200,455 in expense to RPCI related to research grants and agreements for the years ended December 31, 2019 and 2018, respectively. The Company had $0 and $0 included in accounts payable owed to RPCI at December 31, 2019 and 2018, respectively. In addition, the Company had $0 and $0 in accrued expenses payable to RPCI at December 31, 2019 and 2018, respectively.

The Cleveland Clinic

CBLI entered into an exclusive license agreement, or the License, with The Cleveland Clinic ("CCF"), pursuant to which CBLI was granted an exclusive license to The Cleveland Clinic’s research base underlying our therapeutic platform and certain product candidates in development by Panacela. CBLI has the primary responsibility to fund all newly developed patents; however, CCF retains ownership of those patents covered by the agreement. CBLI also agreed to use commercially diligent efforts to bring one or more products to market as soon as practical, consistent with sound and reasonable business practices and judgments. In consideration for the License, CBLI agreed to issue CCF common stock and make certain milestone, royalty and sublicense royalty payments. Milestone payments, which may be credited against future royalties, amounted to $0 for the years ended December 31, 2019 and 2018. No royalty or sublicense royalty payments were made to CCF during the two-year period ended December 31, 2019.

The Company also recognized $30,710 and $41,484 as research and development expense to CCF for the years ended December 31, 2019 and 2018, respectively. The Company had $0 and $0 included in accrued expenses payable at December 31, 2019 and 2018, respectively.

Buffalo BioLabs and Incuron

Our Chief Scientific Officer, Dr. Andrei Gudkov, has business relationships with several entities with which we transact business, the most significant of which is Buffalo BioLabs ("BBL"), where Dr. Gudkov was a founder and currently serves as its Principal Scientific Adviser. Pursuant to a master services agreement we have with BBL, the Company recognized $124 and $454,937 as research and development expense to BBL for the years ended December 31, 2019 and 2018, respectively, and included $0 and $28,000 in accounts payable to BBL at December 31, 2019 and 2018, respectively. We also recognized $23,106 and $46,212 from BBL for sublease and other income for the years ended December 31, 2019 and 2018, respectively. Pursuant to our real estate sublease and equipment lease with BBL, we had gross and net accounts receivable of $6,285 and $6,285 from BBL at December 31, 2019, respectively, and gross and net accounts receivables of $218,300 and $16,149 from BBL at December 31, 2018, respectively.

Dr. Gudkov is also an uncompensated member of the board of directors for Incuron. Pursuant to master service and development agreements we have with Incuron, the Company performs various research, business development, clinical advisory, and management services. We recognized revenue of $395,544 and $610,907 from Incuron for the years ended December 31, 2019 and 2018, respectively. In addition, we also recognized $2,268 and $5,107 from Incuron for sublease and other income for the years ended December 31, 2019 and 2018, respectively. Pursuant to these agreements, we had gross accounts receivable of $99,285 and $33,316 at December 31, 2019 and 2018, respectively.

IP Bayramov Roman

The liquidator of Cleveland BioLabs' subsidiary, BioLab 612, LLC, also provides accounting services through a separate legal entity to Panacela Labs, LLC. Professional fee expense to this firm, IP Bayramov Roman, amounted to $18,537 and $19,219 for the years ended December 31, 2019 and 2018, respectively.

Genome Protection

GPI incurred $196,975 and $82,333 in consultant expenses with members of the Company's management team for the years ended December 31, 2019 and 2018, respectively. The Company recognized $7,409 and $1,725 in sublease and other income from GPI for the year ended December 31, 2019 and 2018, respectively. We had gross accounts receivable of $3,700 and $675 at December 31, 2019 and 2018, respectively.